Share Capital, Share Premium, Reserves - Other comprehensive income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Share Capital, Share Premium, Reserves
Opening value at January 1,			€ 1,124	€ 914
Currency translation differences	€ 310	€ 232	1	230
Total other comprehensive income at June 30,	1,125	1,144	1,125	1,144
Currency translation reserve
Share Capital, Share Premium, Reserves
Opening value at January 1,			1,048	820
Currency translation differences			1	230
Total other comprehensive income at June 30,	1,049	1,050	1,049	1,050
Post- employment benefit obligations
Share Capital, Share Premium, Reserves
Opening value at January 1,			76	94
Total other comprehensive income at June 30,	€ 76	€ 94	€ 76	€ 94